Principal Accountant Fees and Services (Tables)	12 Months Ended
Dec. 31, 2020
Principal Accountant Fees and Services
Schedule of Fees for Audit and Other Professional Services

€ millions	2020			2019			2018
	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total	KPMG AG	Foreign	Total
	(Germany)	KPMG Firms		(Germany)	KPMG Firms		(Germany)	KPMG Firms
Audit fees	3	9	12	3	7	10	3	6	9
Audit-related fees	0	1	2	0	1	1	0	0	0
Tax fees	0	0	0	0	0	0	0	0	0
All other fees	0	0	0	0	0	0	0	0	0
Total	3	10	14	3	8	10	3	6	9